Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	$ 0
Property, plant and equipment, ending balance	82	$ 0
Research and Development Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	15	0	$ 0
General and Administration Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	4	0	$ 0
Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	104
Exchange difference	(3)
Property, plant and equipment, ending balance	101	0
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	20
Exchange difference	(1)
Property, plant and equipment, ending balance	(19)	0
Computer Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, ending balance	46
Computer Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	57
Exchange difference	(2)
Property, plant and equipment, ending balance	55	0
Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	10
Exchange difference	(1)
Property, plant and equipment, ending balance	(9)	0
Office Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, ending balance	7
Office Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	8
Exchange difference	0
Property, plant and equipment, ending balance	8	0
Office Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	1
Exchange difference	0
Property, plant and equipment, ending balance	(1)	0
Medical Devices [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, ending balance	29
Medical Devices [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	39
Exchange difference	(1)
Property, plant and equipment, ending balance	38	0
Medical Devices [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Additions	9
Exchange difference	0
Property, plant and equipment, ending balance	$ (9)	$ 0